UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22175

ALPS ETF TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Tané T. Tyler, Esq.

ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: November 30

Date of reporting period: June 1, 2012 – August 31, 2012

Item 1. Schedule of Investments.

COHEN & STEERS GLOBAL REALTY MAJORS ETF	STATEMENT OF INVESTMENTS
August 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.50%)
Australia (9.26%)
CFS Retail Property Trust	268,530	$531,436
Dexus Property Group	553,393	546,168
Goodman Group	157,165	648,064
GPT Group	191,328	694,025
Mirvac Group	390,576	544,915
Stockland Trust Group	253,227	832,198
Westfield Group	237,658	2,433,971

		6,230,777

Brazil (0.90%)
BR Malls Participacoes SA	48,600	608,862

Canada (2.41%)
Boardwalk Real Estate Investment Trust	4,480	292,084
Dundee Real Estate Investment Trust	10,842	420,123
RioCan Real Estate Investment Trust	32,391	906,561

		1,618,768

France (4.39%)
Gecina SA	2,987	286,864
ICADE	2,617	199,573
Klepierre	10,933	353,622
Unibail-Rodamco	10,343	2,114,006

		2,954,065

Germany (0.42%)
Deutsche Wohnen AG	16,575	281,008

Hong Kong (13.06%)
China Overseas Land & Investment, Ltd.	436,000	984,847
China Resources Land, Ltd.	230,500	445,175
Hang Lung Properties, Ltd.	227,000	775,568
Henderson Land Development Co., Ltd.	105,000	645,737
Hongkong Land Holdings, Ltd.	134,000	817,400
The Link Real Estate Investment Trust	258,164	1,151,649
Sino Land Co., Ltd.	394,000	645,131
Sun Hung Kai Properties, Ltd.	174,000	2,256,812
The Wharf Holdings, Ltd.	172,700	1,063,198

		8,785,517

Japan (8.99%)
Mitsubishi Estate Co., Ltd.	140,000	2,454,917
Mitsui Fudosan Co., Ltd.	95,000	1,762,899
Nippon Building Fund, Inc.	63	637,241
Sumitomo Realty & Development Co., Ltd.	49,000	1,194,649

		6,049,706

Netherlands (0.87%)
Corio N.V.	10,309	439,864
Eurocommercial Properties N.V.	4,085	144,433

		584,297

Security Description	Shares	Value

Singapore (3.84%)
Ascendas Real Estate Investment Trust	209,066	$395,539
CapitaLand, Ltd.	294,000	709,428
CapitaMall Trust	311,347	494,202
City Developments, Ltd.	53,000	489,466
Global Logistic Properties, Ltd.	261,000	495,887

		2,584,522

Sweden (0.39%)
Castellum AB	19,671	263,056

Switzerland (0.55%)
PSP Swiss Property AG	3,977	370,522

United Kingdom (5.98%)
British Land Co. Plc	101,475	869,555
Capital Shopping Centres Group Plc	68,476	367,404
Derwent London Plc	9,342	284,451
Great Portland Estates Plc	35,845	250,398
Hammerson Plc	80,646	585,390
Land Securities Group Plc	88,636	1,113,610
Segro Plc	85,022	312,629
Shaftesbury Plc	28,632	236,711

		4,020,148

United States (48.44%)
Alexandria Real Estate Equities, Inc.	7,086	523,655
American Campus Communities, Inc.	10,221	476,503
AvalonBay Communities, Inc.	10,864	1,537,473
Boston Properties, Inc.	17,008	1,907,107
Brookfield Office Properties, Inc.	24,729	413,963
Camden Property Trust	9,115	632,854
Corporate Office Properties Trust	8,225	183,911
Digital Realty Trust, Inc.	13,674	1,018,850
Douglas Emmett, Inc.	15,836	379,906
Equity Residential	34,197	2,065,499
Essex Property Trust, Inc.	3,948	600,017
Federal Realty Investment Trust	7,289	786,556
General Growth Properties, Inc.	67,133	1,381,597
HCP, Inc.	47,608	2,183,303
Health Care REIT, Inc.	25,661	1,499,629
Host Hotels & Resorts, Inc.	81,487	1,246,751
Kimco Realty Corp.	46,443	943,722
Liberty Property Trust	13,223	487,664
The Macerich Co.	14,988	892,835
ProLogis	52,289	1,786,715
Public Storage	16,203	2,358,509
Regency Centers Corp.	10,209	500,241
Simon Property Group, Inc.	16,623	2,638,070
SL Green Realty Corp.	10,190	821,314
Tanger Factory Outlet Centers	10,409	349,222
UDR, Inc.	28,405	717,226
Ventas, Inc.	32,924	2,156,193
Vornado Realty Trust	21,092	1,712,038

Security Description	Shares	Value

United States (continued)
Weingarten Realty Investors	13,849	$386,803

		32,588,126

TOTAL COMMON STOCKS
(Cost $59,425,486)		66,939,374

TOTAL INVESTMENTS (99.50%)
(Cost $59,425,486)		$66,939,374

NET OTHER ASSETS AND LIABILITIES (0.50%)		338,308

NET ASSETS (100.00%)		$67,277,682

Common Abbreviations:
AB -	Aktiebolag is the Swedish equivalent of the term corporation.
AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
Ltd. -	Limited.
N.V. -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
Plc -	Public Limited Co.
REIT -	Real Estate Investment Trust.
SA -	Generally designated corporations in various countries, mostly those employing the civil law.

See Notes to Quarterly Statement of Investments.

ALPS EQUAL SECTOR WEIGHT ETF	STATEMENT OF INVESTMENTS
August 31, 2012 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (99.89%)
Consumer Discretionary (11.13%)
Consumer Discretionary Select Sector SPDR Fund	182,548	$8,315,061

Consumer Staples (10.97%)
Consumer Staples Select Sector SPDR Fund	230,996	8,191,118

Energy (11.57%)
Energy Select Sector SPDR Fund	120,821	8,641,118

Financials (11.23%)
Financial Select Sector SPDR Fund	552,942	8,382,601

Healthcare (11.13%)
Health Care Select Sector SPDR Fund	213,948	8,309,740

Industrials (11.05%)
Industrial Select Sector SPDR Fund	226,892	8,249,793

Materials (10.96%)
Materials Select Sector SPDR Fund	229,671	8,187,771

Technology (11.41%)
Technology Select Sector SPDR Fund	279,500	8,521,955

Utilities (10.44%)
Utilities Select Sector SPDR Fund	214,670	7,794,668

TOTAL EXCHANGE TRADED FUNDS
(Cost $67,472,547)		74,593,825

TOTAL INVESTMENTS (99.89%)
(Cost $67,472,547)		$74,593,825

NET OTHER ASSETS AND LIABILITIES (0.11%)		80,425

NET ASSETS (100.00%)		$74,674,250

Common Abbreviations:

SPDR - Standard & Poor’s Depositary Receipts

See Notes to Quarterly Statement of Investments.

JEFFERIES | TR/J CRB GLOBAL COMMODITY EQUITY INDEX FUND
STATEMENT OF INVESTMENTS
August 31, 2012 (Unaudited)
Security Description	Shares	Value
COMMON STOCKS (99.43%)
Australia (2.20%)
Fortescue Metals Group, Ltd.	28,523	$104,349
Iluka Resources, Ltd.	7,303	69,435
Incitec Pivot, Ltd.	169,199	508,839
Newcrest Mining, Ltd.	24,118	614,395
Nufarm, Ltd.	24,003	145,114
Woodside Petroleum, Ltd.	8,926	316,403

		1,758,535

Bermuda (1.18%)
Bunge, Ltd.	14,200	903,830
Sinofert Holdings, Ltd.	200,000	38,421

		942,251

Brazil (1.39%)
Companhia Siderurgica Nacional SA, ADR	14,934	71,982
Gerdau SA, ADR	17,496	156,239
Petroleo Brasileiro SA, ADR	22,651	478,842
Vale SA, ADR	24,605	402,784

		1,109,847

Canada (15.88%)
Agnico-Eagle Mines, Ltd.	5,365	258,831
Agrium, Inc.	16,367	1,608,920
Barrick Gold Corp.	31,377	1,208,532
Cameco Corp.	7,611	165,663
Canadian Natural Resources, Ltd.	14,860	451,590
Eldorado Gold Corp.	22,176	294,152
EnCana Corp.	10,404	230,040
First Quantum Minerals, Ltd.	9,010	173,380
Goldcorp, Inc.	25,300	1,037,535
IAMGOLD Corp.	11,434	149,348
Inmet Mining Corp.	1,889	84,243
Kinross Gold Corp.	35,737	317,228
New Gold, Inc.*	14,098	156,002
Osisko Mining Corp.*	12,061	116,962
Pan American Silver Corp.	4,810	84,370
Potash Corp. of Saskatchewan, Inc.	88,817	3,632,420
Silver Wheaton Corp.	11,102	383,398
Suncor Energy, Inc.	21,998	686,790
Teck Resources, Ltd., Class B	8,949	247,019
TransCanada Corp.	9,978	448,926
Turquoise Hill Resources, Ltd.*	8,359	67,085
Viterra, Inc.	31,862	521,105
Yamana Gold, Inc.	23,409	399,935

		12,723,474

Security Description	Shares	Value
Cayman Islands (0.00%)(a)
Chaoda Modern Agriculture Holdings, Ltd.*	348,000	$449

Chile (0.39%)
Sociedad Quimica y Minera de Chile SA, ADR	5,102	314,487

China (1.17%)
China BlueChemical, Ltd., Class H	174,000	100,278
China Petroleum & Chemical Corp., Class H	210,000	197,647
China Shenhua Energy Co., Ltd., Class H	45,500	165,721
Jiangxi Copper Co., Ltd., Class H	25,000	54,279
PetroChina Co., Ltd., Class H	294,000	354,411
Zijin Mining Group Co., Ltd., Class H	209,000	65,479

		937,815

France (1.87%)
Total SA	30,006	1,501,745

Germany (1.27%)
K+S AG	17,902	877,797
ThyssenKrupp AG	7,126	142,280

		1,020,077

Hong Kong (0.63%)
China Agri-Industries Holdings, Ltd.	163,000	80,699
CNOOC, Ltd.	224,000	423,957

		504,656

India (0.40%)
Reliance Industries, Ltd., GDR(b)	11,303	309,137
Sterlite Industries India, Ltd., ADR	1,786	12,609

		321,746

Israel (0.90%)
Israel Chemicals, Ltd.	44,517	480,234
The Israel Corp., Ltd.	422	242,128

		722,362

Italy (1.51%)
Eni SpA	54,368	1,207,514

Japan (0.70%)
INPEX Corp.	28	159,131
JFE Holdings, Inc.	9,300	117,349
Nippon Steel Corp.	98,000	188,991
Sumitomo Metal Industries, Ltd.	66,000	93,563

		559,034

Jersey (0.66%)
Glencore International Plc	44,484	272,062
Randgold Resources, Ltd.	2,591	260,094

		532,156

Security Description	Shares	Value
Luxembourg (0.48%)
ArcelorMittal	16,841	$251,659
Tenaris SA, ADR	3,123	130,260

		381,919

Malaysia (1.39%)
Genting Plantations BHD	27,800	82,657
IOI Corp., BHD	300,100	493,683
Kuala Lumpur Kepong BHD	42,920	319,239
PPB Group BHD	48,500	215,763

		1,111,342

Mauritius (0.45%)
Golden Agri-Resources, Ltd.	631,000	359,155

Mexico (0.89%)
Grupo Mexico SAB de CV, Series B	70,106	208,319
Industrias Penoles SAB de CV	12,460	507,846

		716,165

Netherlands (2.15%)
CNH Global N.V.*	2,995	118,542
Nutreco Holding N.V.	3,371	246,960
Schlumberger, Ltd.	18,800	1,360,744

		1,726,246

Norway (1.11%)
Norsk Hydro ASA	14,600	62,584
Yara International ASA	16,890	826,932

		889,516

Peru (0.29%)
Companhia de Minas Buenaventura SA, ADR	6,788	235,272

Russia (3.80%)
Gazprom OAO, ADR	83,615	808,139
LUKOIL OAO, ADR	8,385	476,268
Mechel Steel Group, ADR	1,449	8,303
MMC Norilsk Nickel, ADR	14,405	210,889
NovaTek OAO, GDR(c)	1,241	148,051
Phosagro OAO, GDR(c)	11,294	145,580
Rosneft Oil Co., GDR(c)	22,943	135,593
Uralkali, GDR(c)	28,674	1,108,537

		3,041,360

Singapore (1.12%)
Olam International, Ltd.	185,000	284,753
Wilmar International, Ltd.	243,000	609,740

		894,493

South Africa (1.72%)
Anglo Platinum, Ltd.	1,222	60,740
AngloGold Ashanti, Ltd., ADR	12,095	385,831
Gold Fields, Ltd.	20,534	246,135
Harmony Gold Mining Co., Ltd.	10,732	86,890
Impala Platinum Holdings, Ltd.	14,767	233,020
Kumba Iron Ore, Ltd.	1,097	62,474

Security Description	Shares	Value
Sasol, Ltd.	7,124	$306,589

		1,381,679

South Korea (0.52%)
POSCO	1,289	419,205

Spain (0.32%)
Repsol YPF SA	13,821	254,962

Switzerland (4.53%)
Syngenta AG	9,730	3,287,935
Transocean, Ltd.	4,537	222,449
Weatherford International, Ltd.*	9,900	116,424

		3,626,808

Taiwan (0.43%)
China Steel Corp.	204,276	174,942
Taiwan Fertilizer Co., Ltd.	68,400	168,767

		343,709

United Kingdom (10.03%)
Anglo American Plc	22,503	625,496
Antofagasta Plc	6,686	117,560
BG Group Plc	46,026	941,598
BHP Billiton Plc	37,122	1,082,556
BP Plc	268,845	1,884,653
Kazakhmys Plc	4,852	45,701
Lonmin Plc	4,631	42,148
Petropavlosk Plc	4,983	27,535
Rio Tinto Plc	22,598	981,868
Royal Dutch Shell Plc, Class A	52,178	1,829,074
Xstrata Plc	30,086	455,029

		8,033,218

United States (40.05%)
AGCO Corp.*	10,025	421,952
Alcoa, Inc.	20,515	175,608
Allegheny Technologies, Inc.	2,005	59,428
Allied Nevada Gold Corp.*	2,774	90,377
Anadarko Petroleum Corp.	7,062	489,185
Apache Corp.	5,449	467,252
Archer-Daniels-Midland Co.	67,030	1,793,052
Baker Hughes, Inc.	5,949	271,274
Cameron International Corp.*	3,204	175,291
CF Industries Holdings, Inc.	6,780	1,403,528
Chesapeake Energy Corp.	8,591	166,236
Chevron Corp.	27,828	3,121,188
Cliffs Natural Resources, Inc.	2,748	98,488
Coeur d’Alene Mines Corp.*	2,709	62,280
ConocoPhillips	17,869	1,014,781
Deere & Co.	41,356	3,106,249
Devon Energy Corp.	5,385	311,415
EOG Resources, Inc.	3,819	413,598
Exxon Mobil Corp.	65,910	5,753,943
Freeport-McMoRan Copper & Gold, Inc.	17,361	626,906
Halliburton Co.	13,021	426,568

Security Description	Shares	Value
Hecla Mining Co.	8,420	$45,552
Hess Corp.	4,351	219,856
Ingredion, Inc.	7,815	420,681
Intrepid Potash, Inc.*	5,617	125,989
Kinder Morgan, Inc.	5,758	205,964
Marathon Oil Corp.	9,971	277,393
Monsanto Co.	55,243	4,812,218
The Mosaic Co.	28,762	1,665,607
National Oilwell Varco, Inc.	5,987	471,776
Newmont Mining Corp.	15,373	779,104
Noble Energy, Inc.	2,396	210,608
Nucor Corp.	5,780	217,617
Occidental Petroleum Corp.	11,273	958,318
Peabody Energy Corp.	3,569	77,197
Pioneer Natural Resources Co.	1,754	170,769
Royal Gold, Inc.	1,762	155,091
Southern Copper Corp.	3,138	102,111
Southwestern Energy Co.*	4,504	140,210
United States Steel Corp.	2,760	53,682
Valero Energy Corp.	7,778	243,140
The Williams Co., Inc.	8,802	284,041

		32,085,523

TOTAL COMMON STOCKS
(Cost $90,153,849)		79,656,720

TOTAL INVESTMENTS (99.43%)
(Cost $90,153,849)		$79,656,720

NET OTHER ASSETS AND LIABILITIES (0.57%)		455,184

NET ASSETS (100.00%)		$80,111,904

*	Non-income producing security.
(a)	Less than 0.005% of Net Assets.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the market value of this security restricted under Rule 144A was $309,137, representing 0.39% of the Fund’s net assets.
(c)	These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. At the period end, the aggregate market values of these securities were $1,537,761, representing 1.92% of the Fund’s net assets.

Common Abbreviations:
ADR -	American Depositary Receipt.
AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA -	Allmennaksjeselskap is the Norwegian term for public limited company.
BHD -	Berhad (in Malaysia; equivalent to Public Limited Company).
GDR -	Global Depository Receipt.
Ltd. -	Limited.
N.V. -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OAO -	Otkytoe Aktsionernoe Obshchestvo (open Joint Stock Corporation) is a Russian term for a stock-based corporation.
Plc -	Public Limited Co.
SA -	Generally designated corporations in various countries, mostly those employing the civil law.
SAB de CV -A variable capital company.
SpA -	Società Per Azioni is an Italian shared company.

See Notes to Quarterly Statement of Investments.

Alerian MLP ETF	STATEMENT OF INVESTMENTS
August 31, 2012 (Unaudited)

Security Description	Shares	Value
Master Limited Partnerships Shares (103.52%)
Gathering & Processing (19.22%)
Copano Energy LLC	3,005,515	$92,239,255
DCP Midstream Partners LP	1,621,991	69,972,692
MarkWest Energy Partners LP	3,686,060	195,729,786
Targa Resources Partners LP	3,189,783	129,250,007
Western Gas Partners LP	2,080,151	99,327,210
Williams Partners LP	3,414,311	176,110,162

		762,629,112

Natural Gas Pipelines (38.79%)
Atlas Pipeline Partners LP	2,019,039	70,141,415
Boardwalk Pipeline Partners LP	3,450,600	93,269,718
El Paso Pipeline Partners LP	4,922,552	178,147,157
Energy Transfer Partners LP	6,082,336	259,837,394
Enterprise Products Partners LP	7,461,156	398,425,730
ONEOK Partners LP	4,958,549	281,744,754
Regency Energy Partners LP	6,058,607	140,196,166
Spectra Energy Partners LP	1,484,951	47,548,131
TC Pipelines LP	1,529,579	69,473,478

		1,538,783,943

Petroleum Transportation (45.51%)
Access Midstream Partners LP	1,896,108	57,129,734
Buckeye Partners LP	3,669,681	181,355,635
Crosstex Energy LP	1,790,720	26,645,914
Enbridge Energy Partners LP	6,296,177	185,485,374
Genesis Energy LP	2,707,315	87,500,421
Kinder Morgan Energy Partners LP	4,738,998	392,246,864
Magellan Midstream Partners LP	3,844,973	319,017,410
NuStar Energy LP	2,464,793	125,014,301
Plains All American Pipeline LP	3,397,204	293,960,062
Sunoco Logistics Partners LP	2,937,941	137,054,948

		1,805,410,663

Total Master Limited Partnerships Shares
(Cost $3,784,887,114)		4,106,823,718

Total Investments (103.52%)
(Cost $3,784,887,114)		$4,106,823,718
Net Liabilities Less Other Assets (-3.52%)		(139,752,059)

Net Assets (100.00%)		$3,967,071,659

Common Abbreviations:

LLC - Limited Liability Company.

LP - Limited Partnerships.

See Notes to Quarterly Statement of Investments.

ALPS SECTOR DIVIDEND DOGS ETF	STATEMENT OF INVESTMENTS
August 31, 2012 (Unaudited)

Security Description	Shares	Value
COMMON STOCK (99.32%)
Consumer Discretionary (10.85%)
Cablevision Systems Corp.	44,866	$670,747
H&R Block, Inc.	33,543	555,472
Hasbro, Inc.	15,024	563,550
Leggett & Platt, Inc.	24,866	590,319
Whirlpool Corp.	8,519	642,844

Total Consumer Discretionary		3,022,932

Consumer Staples (9.57%)
Altria Group, Inc.	15,747	534,768
Avon Products, Inc.	32,612	503,856
ConAgra Foods, Inc.	20,614	517,618
Lorillard, Inc.	4,202	527,393
Reynolds American, Inc.	12,604	581,044

Total Consumer Staples		2,664,679

Energy (10.06%)
Chevron Corp.	5,145	577,063
ConocoPhillips	9,601	545,241
Diamond Offshore Drilling, Inc.	8,619	577,645
Marathon Oil Corp.	20,703	575,958
Spectra Energy Corp.	18,636	526,653

Total Energy		2,802,560

Financials (9.98%)
Cincinnati Financial Corp.	14,118	545,802
Federated Investors, Inc.	25,780	547,051
Health Care REIT, Inc.	9,263	541,330
Hudson City Bancorp, Inc.	85,804	616,931
People’s United Financial, Inc.	44,257	529,756

Total Financials		2,780,870

Health Care (9.87%)
Bristol-Myers Squibb Co.	15,075	497,626
Eli Lilly & Co.	12,478	560,387
Johnson & Johnson	8,225	554,612
Merck & Co., Inc.	13,470	579,883
Pfizer, Inc.	23,407	558,491

Total Health Care		2,750,999

Industrials (9.73%)
Lockheed Martin Corp.	6,220	566,891
Northrop Grumman Corp.	8,675	580,271
Pitney Bowes, Inc.	36,292	484,861
RR Donnelley & Sons Co.	48,068	527,786
Waste Management, Inc.	15,953	551,655

Total Industrials		2,711,464

Information Technology (10.09%)
Computer Sciences Corp.	19,818	638,338
Intel Corp.	19,623	487,239

Security Description	Shares	Value
Microchip Technology, Inc.	16,188	$562,533
Molex, Inc.	21,349	566,816
Paychex, Inc.	16,713	555,874

Total Information Technology		2,810,800

Materials (9.63%)
Bemis Co., Inc.	16,326	494,025
EI du Pont de Nemours & Co.	10,467	520,733
International Paper Co.	17,700	611,712
MeadWestvaco Corp.	18,514	532,462
Nucor Corp.	13,918	524,013

Total Materials		2,682,945

Telecommunication Services (10.41%)
AT&T, Inc.	15,003	549,710
CenturyLink, Inc.	13,848	585,217
Frontier Communications Corp.	150,213	693,984
Verizon Communications, Inc.	12,210	524,297
Windstream Corp.	55,368	546,482

Total Telecommunication Services		2,899,690

Utilities (9.13%)
Duke Energy Corp.	7,459	483,194
Entergy Corp.	7,816	532,113
Exelon Corp.	13,850	505,109
Integrys Energy Group, Inc.	9,338	504,159
Pepco Holdings, Inc.	26,809	517,682

Total Utilities		2,542,257

TOTAL COMMON STOCK
(Cost $27,279,727)		27,669,196

TOTAL INVESTMENTS (99.32%)
(Cost $27,279,727)		$27,669,196

NET OTHER ASSETS AND LIABILITIES (0.68%)		189,441

NET ASSETS (100.00%)		$27,858,637

See Notes to Quarterly Statement of Investments.

ALPS ETF Trust

Notes to Quarterly Statement of Investments (unaudited)

1. Portfolio Valuation

The Funds’ Net Asset Value (“NAV”) is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the National Association of Securities Dealer Automated Quotation (“NASDAQ”) exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost, which approximates market value.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities. Valuing the Funds’ securities using fair value pricing will result in using prices for those securities that may differ from current market valuations. Use of fair value prices and certain market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which in turn, could result in a difference between a Fund’s performance and the performance of the Index.

The accounting records of the Funds are maintained in U.S. dollars.

Some of the Funds invest in foreign securities which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks may include, but are not limited to: (i) less information about non-U.S. issuers or markets may be available due to less rigorous disclosure, accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile thus, in a changing market, the advisers may not be able to sell the Fund’s portfolio securities at times, in amounts and at prices they consider reasonable; (iii) currency exchange rates or controls may adversely affect the value of the Fund’s investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience downturns or recessions; and, (v) withholdings and other non-U.S. taxes may decrease the Fund’s return.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of the Funds’ securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by the Index may adversely affect the Funds’ ability to track their Index.

2. Fair Value Measurements

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted priced included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of August 31, 2012 in valuing the Funds’ assets:

Cohen & Steers Global Realty Majors ETF

Assets:

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 66,939,374	$ -	$ -	$ 66,939,374
TOTAL	$ 66,939,374	$ -	$ -	$ 66,939,374

ALPS Equal Sector Weight ETF Assets:
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$ 74,593,825	$ -	$ -	$ 74,593,825
TOTAL	$ 74,593,825	$ -	$ -	$ 74,593,825

Jefferies | TR/J CRB Global Commodity Equity Index Fund Assets:
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 79,656,271	$ 449	$ -	$ 79,656,720
TOTAL	$ 79,656,271	$ 449	$ -	$ 79,656,720

Alerian MLP ETF

Assets:

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Master Limited Partnerships Shares	$ 4,106,823,718	$ -	$ -	$ 4,106,823,718
TOTAL	$ 4,106,823,718	$ -	$ -	$ 4,106,823,718
ALPS Sector Dividend Dogs ETF Assets:
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 27,669,196	$ -	$ -	$ 27,669,196
TOTAL	$ 27,669,196	$ -	$ -	$ 27,669,196

*For detailed descriptions, see the accompanying Statement of Investments

For the period ended August 31, 2012, the Funds did not have any significant transfers between Level 1 and Level 2 securities. The Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

3. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

As of August 31, 2012, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Cohen & Steers Global Realty Majors ETF	ALPS Equal Sector Weight ETF
Gross appreciation (excess of value over tax cost)	$ 7,879,554	$ 6,949,585
Gross depreciation (excess of tax cost over value)	(1,597,893)	-
Net unrealized appreciation /(depreciation)	$ 6,281,661	$ 6,949,585
Cost of investments for income tax purposes	$ 60,657,713	$ 67,644,240

	Jefferies | TR/J CRB Global Commodity Equity Index Fund	Alerian MLP ETF	ALPS Sector Dividend Dogs ETF
Gross appreciation (excess of value over tax cost)	$ 3,521,764	$ 584,682,617	$ 781,821
Gross depreciation (excess of tax cost over value)	(14,758,061)	(91,433,491)	(392,352)
Net unrealized appreciation /(depreciation)	$ (11,236,297)	$ 493,249,126	$ 389,469
Cost of investments for income tax purposes	$ 90,893,017	$ 3,613,574,592	$27,279,727

4. Return of Capital Estimates

The Alerian MLP ETF (“Alerian Fund”) expects that a portion of the distributions it receives from Master Limited Partnerships (“MLPs”) may be treated as a tax-deferred return of capital, thus reducing the Alerian Fund’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Fund.

5. Master Limited Partnerships

MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the seventy MLPs eligible for inclusion in the Index, approximately two-thirds trade on the NYSE and the rest trade on the NASDAQ. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Item 2. Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99 Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	October 30, 2012

By:	/s/ Patrick D. Buchanan
Patrick D. Buchanan
Treasurer (Principal Financial Officer)

Date:	October 30, 2012